MUFG Japan Small Cap Active ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Japan - 99.2% (a)
ADEKA Corp.	6,900	$163,557
ALSOK Co. Ltd.	35,200	276,096
Amano Corp.	9,500	256,296
and ST HD Co. Ltd.	7,500	141,493
Anritsu Corp.	17,100	259,760
Asahi Intecc Co. Ltd.	11,000	206,290
Azbil Corp.	24,100	227,487
BuySell Technologies Co. Ltd.	6,000	161,295
Cosmo Energy Holdings Co. Ltd.	7,900	205,284
Cosmos Pharmaceutical Corp.	2,700	129,230
Cover Corp. (b)	14,800	158,385
CTI Engineering Co. Ltd.	10,900	211,993
CyberAgent, Inc.	19,500	174,507
Dai-Dan Co. Ltd.	5,700	266,645
Fuji Corp.	11,500	252,256
Fuji Electric Co. Ltd.	3,000	209,164
Future Corp.	11,700	153,926
GMO Financial Gate, Inc.	5,600	197,014
GS Yuasa Corp.	7,400	197,128
Gunma Bank Ltd.	28,200	313,444
Hachijuni Bank Ltd.	32,000	343,172
Harmonic Drive Systems, Inc.	5,300	104,947
Haseko Corp.	16,300	312,003
Hirose Electric Co. Ltd.	1,800	203,300
Hoshizaki Corp.	5,100	172,233
Ibiden Co. Ltd.	2,900	220,775
Iida Group Holdings Co. Ltd.	15,800	251,099
INFRONEER Holdings, Inc.	25,600	329,002
Internet Initiative Japan, Inc.	11,400	209,883
Iyogin Holdings, Inc.	19,800	325,707
Japan Elevator Service Holdings Co. Ltd.	15,100	187,915
Japan Material Co. Ltd.	14,500	157,405
Japan Steel Works Ltd.	6,400	378,750
JINS Holdings, Inc.	2,600	102,134
Kakaku.com, Inc.	10,800	159,457
Kandenko Co. Ltd.	13,800	437,567
Koei Tecmo Holdings Co. Ltd.	17,700	241,936
Kura Sushi, Inc.	4,100	88,279
Kureha Corp.	7,300	185,950
Kurita Water Industries Ltd.	7,500	298,798
Kyoto Financial Group, Inc.	14,700	320,282
Macnica Holdings, Inc.	17,800	264,633
Marui Group Co. Ltd.	10,700	217,566
Maruwa Co. Ltd.	900	273,143
Meiko Electronics Co. Ltd.	3,000	215,700
Mercari, Inc. (b)	10,100	171,839
Micronics Japan Co. Ltd.	5,400	228,042
MISUMI Group, Inc.	7,300	105,629
Mitsui High-Tec, Inc.	21,500	109,394
Mitsui Kinzoku Co. Ltd.	1,600	182,813
Miura Co. Ltd.	7,900	155,165
Monex Group, Inc.	25,000	118,552
Morinaga & Co. Ltd.	18,600	318,244
Morinaga Milk Industry Co. Ltd.	5,700	136,975
Musashi Seimitsu Industry Co. Ltd.	8,800	162,184
Nagase & Co. Ltd.	11,500	270,532
Namura Shipbuilding Co. Ltd.	6,200	182,961
Nifco, Inc.	8,500	261,727
Nihon Kohden Corp.	13,600	138,222
Nihon M&A Center Holdings, Inc.	32,800	153,900
Nissui Corp.	37,900	300,067
NSD Co. Ltd.	9,000	209,125
OBIC Business Consultants Co. Ltd.	5,500	308,289
Osaka Soda Co. Ltd.	20,400	287,992
OSAKA Titanium Technologies Co. Ltd.	7,500	108,379
OSG Corp.	15,600	229,776
PAL GROUP Holdings Co. Ltd.	12,000	167,562
Park24 Co. Ltd.	17,300	204,873
Penta-Ocean Construction Co. Ltd.	45,800	506,280
PeptiDream, Inc. (b)	8,700	99,237
Persol Holdings Co. Ltd.	103,900	187,027
Raito Kogyo Co. Ltd.	13,300	288,074
Saizeriya Co. Ltd.	9,800	366,754
San-A Co. Ltd.	10,300	189,697
Sansan, Inc. (b)	15,300	165,305
Shizuoka Financial Group, Inc.	28,500	413,209
SHO-BOND Holdings Co. Ltd.	4,100	132,866
SKY Perfect JSAT Holdings, Inc.	20,700	256,677
Sojitz Corp.	9,600	280,772
SUMCO Corp.	12,000	94,816
Sumitomo Bakelite Co. Ltd.	8,200	267,571
Taiyo Holdings Co. Ltd.	8,200	244,870
Taiyo Yuden Co. Ltd.	5,600	116,952
Tokyo Century Corp.	22,600	286,103
Tokyo Ohka Kogyo Co. Ltd.	7,300	280,352
Tokyo Seimitsu Co. Ltd.	3,200	212,752
Tokyo Tatemono Co. Ltd.	19,300	426,690
Towa Corp.	11,100	152,292
Ulvac, Inc.	4,500	193,236
Visional, Inc. (b)	2,100	141,032
West Holdings Corp.	8,200	80,345
TOTAL COMMON STOCKS (Cost $19,774,874)		20,058,037

TOTAL INVESTMENTS - 99.2% (Cost $19,774,874)		20,058,037
Other Assets in Excess of Liabilities - 0.8%		163,825
TOTAL NET ASSETS - 100.0%		$20,221,862

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

MUFG Japan Small Cap Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,058,037	$–	$–	$20,058,037
Total Investments	$20,058,037	$–	$–	$20,058,037

Refer to the Schedule of Investments for further disaggregation of investment categories.